INITIAL ADOPTION OF NEW STANDARDS	6 Months Ended
Jun. 30, 2017
Accounting Changes and Error Corrections [Abstract]
INITIAL ADOPTION OF NEW STANDARDS
NOTE 3       -          INITIAL ADOPTION OF NEW STANDARDS

In November 2015, the FASB issued ASU 2015-17 “Balance Sheet Classification of Deferred Taxes”. ASU 2015-17 simplifies the presentation of deferred income taxes and requires that deferred tax assets and liabilities, as well as any related valuation allowance, be classified as noncurrent in a classified statement of financial position. The retrospective adoption of ASU 2015-17 effective January 1, 2017, has had no material effect on the Company's consolidated financial statements.